Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 13,505	$ 11,418
Accumulated depreciation	(9,384)	(7,503)
Property, Plant and equipment, net	4,121	3,915
Depreciation	1,911	1,616	$ 1,599
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	10,531	8,507
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	665	634
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 2,309	$ 2,277